CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 525,136	$ 78,245	¥ 439,287
Restricted cash	135,242	20,151	266,023
Accounts receivable, net	564,374	84,092	594,061
Due from related parties	66,103	9,849	126,103
Deposits, prepayments and other current assets	51,204	7,630	51,540
Total current assets	1,342,059	199,967	1,477,014
Property and equipment, net	325,112	48,442	21,104
Long-term investment	1,000	149
Intangible assets, net	33,548	4,999	24,225
Goodwill	75,194	11,204
Long-term prepayments	5,774	860	7,427
Deferred tax assets, net	725	108	649
Total non-current assets	441,353	65,762	53,405
Total Assets	1,783,412	265,729	1,530,419
Current liabilities:
Commission payable	83,205	12,398	127,194
Investors' deposit	132,154	19,691	248,277
Income tax payable	120,151	17,903	116,897
Due to related parties	36,172	5,390	24,799
Borrowings	2,000	298
Other payables and accrued liabilities	406,128	60,512	278,697
Total current liabilities	779,810	116,192	795,864
Commission payable-long term	1,289	192	10,080
Deferred tax liabilities	3,400	507	3,548
Total non-current liabilities	4,689	699	13,628
Total Liabilities	784,499	116,891	809,492
Mezzanine equity
Redeemable noncontrolling interest	30,600	4,559
Total Mezzanine equity	30,600	4,559
Equity:
Ordinary shares (US$0.0001 par value; authorized 500,000,000 shares; issued and outstanding 56,000,000 shares as of June 30, 2021 and 2022, respectively)	36	5	36
Additional paid-in capital	510,390	76,048	503,050
Statutory reserves	100,926	15,038	77,963
Retained earnings	348,503	51,928	135,597
Accumulated other comprehensive income	8,458	1,260	4,281
Total Shareholders' equity	968,313	144,279	720,927
Total Liabilities, Mezzanine equity, and Shareholders' equity	¥ 1,783,412	$ 265,729	¥ 1,530,419